Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income before income taxes:
Domestic	$ 175.8	$ 239.1	$ 270.0
Foreign	469.6	515.7	453.5
Income before income taxes	645.4	754.8	723.5
Current:
Domestic	30.0	38.7	42.9
Foreign	90.0	133.0	81.4
Current income tax expense	120.0	171.7	124.3
Deferred:
Domestic	16.3	17.3	11.8
Foreign	85.1	55.6	75.4
Deferred income tax expense	101.4	72.9	87.2
Total income tax expense	$ 221.4	$ 244.6	$ 211.5